SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Cash equivalents	$ 0	$ 0
Cash	1,300,855	1,014,591
Increase in allowance for credit losses	30,000.00
Allowance for credit losses	25,591,946	25,484,295	$ 27,262,848
Impairment of long-lived assets		1,468,014
Advertising cost, percentage	100.00%
Rental income	$ 251,000	276,000
Recognized revenue	290,000	232,000	141,000
Stock-based compensation expense	$ 1,564,000	$ 23,100	$ 3,137,000
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.0723	6.7190	6.4505